INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Schedule Of Investments In and Advances To Affiliates At Fair Value [Table Text Block]
The following table summarizes activity related to Formula’s investment in affiliates:

2015

January 1, 2015	$169,143
Deconsolidation of Sapiens and accounting for the remaining investment under equity method (see Note 1a)	275,951
Consolidation of affiliate	(545)
Equity in gains of affiliated companies, net:
Equity in gains of affiliated companies, net	8,337
Exercise of employees stock options in affiliate	(411)
Equity in other comprehensive gain (loss) of affiliates, net	(407)
Transaction with non-controlling interests in affiliate's subsidiary	(781)
Purchase of additional shares	3,732
Exchange differences	(12)
Dividends received from affiliates	(3,544)
Deferred gain from intercompany transactions	(30)

December 31, 2015	451,433

Equity Method Investment Summarized Financial Information Assets and Liabilities [Table Text Block]
Group's share of its associates' statement of financial position based on the interests therein as of the below reporting dates:

	December 31,
	2014	2015

Current assets	$58,385	$111,143
Noncurrent assets (*)	130,196	397,263
Current liabilities	(11,713)	(36,699)
Noncurrent liabilities	(5,157)	(14,741)

	171,711	456,966
Associates’ equity relating to non-controlling interest	(2,568)	(5,423)
Deferred intercompany gains	-	(110)

	$169,143	$451,433

(*)	Includes balances of other intangible assets and goodwill in an amount of $ 126,610 and $ 370,937 as of December 31, 2014 and 2015, respectively.

Equity Method Investment Summarized Financial Information Income Statement [Table Text Block]
Group's share of its associates' statement of income based on the interests therein during the periods shown below (with respect to the Group's interest in Sapiens, for the periods from November 19, 2013 until December 23, 2014 and from October 1, 2015 to December 31, 2015 only, and with respect to the Group’s interest in Magic, only for the period from March 5, 2014, and with respect to Tiltan Systems Engineering Ltd. only for the period until December 31, 2014):

	Year ended
	December 31,
	2013	2014	2015

Revenues	$10,021	$138,561	$104,331

Income (loss)	$(481)	$9,058	$8,337